Equity	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
EQUITY

Note 11 — EQUITY

Ordinary shares

On August 2, 2022, 100 ordinary shares of the Company were issued to the participating shareholders in connection with the restructuring of the Company.

On May 10, 2023, the Company effected a share split of all issued and outstanding shares of 100 shares at a ratio of 1-to-160,000. As a result of the share split, the Company now has 16,000,000 common shares issued and outstanding as of the date hereof. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to a share split or dividend pursuant to ASC 260. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 160,000 for 1 share split.

In April 2024, the Company completed its initial public offering, in which 1,500,000 Ordinary Shares were issued on May 15, 2024 and 113,083 Ordinary Shares were issued on July 5, 2024 pursuant to the partial exercise of the over-allotment option.

On July 1, 2025, the Company completed a follow-on offering and issued 1,624,062 Ordinary Shares (on a post-consolidation basis, equivalent to 25,985,000 ordinary shares before the share consolidation described below), raising aggregate net proceeds of US$4,682,910. R.F. Lafferty & Co., Inc. acted as sole placement agent for the follow-on offering, which was priced at a public offering price of US$0.20 per share (equivalent to US$3.20 per Ordinary Share on a post-consolidation basis), for gross proceeds of US$5,197,000. As of March 31, 2026, 2,724,911 Ordinary Shares were issued and outstanding, including 31 Ordinary Shares issued in respect of fractional entitlements rounded up in the share consolidation.

On October 17, 2025, the Board of Directors approved a share consolidation pursuant to which every sixteen (16) issued and unissued ordinary shares with a par value of US$0.00000625 each were consolidated into one (1) Ordinary Share with a par value of US$0.0001 each, effective on the Nasdaq Capital Market at the open of business on November 7, 2025. Fractional shares created as a result of the share consolidation were rounded up to the nearest whole share. As a result of the share consolidation, the authorized share capital of the Company changed from 8,000,000,000 ordinary shares with a par value of US$0.00000625 each to 500,000,000 Ordinary Shares with a par value of US$0.0001 each, and the issued and outstanding shares changed from 43,598,083 ordinary shares to 2,724,911 Ordinary Shares (including 31 Ordinary Shares issued in respect of fractional entitlements). The objective of the share consolidation was to enable the Company to regain compliance with the minimum bid price requirement under Nasdaq Listing Rule 5550(a)(2). Unless otherwise stated, all references to numbers of shares and per share data in these consolidated financial statements have been retroactively restated to reflect the share consolidation.

Dividend

During the years ended March 31, 2025 and 2026, the Company has not declared any dividend to its shareholders. During the year ended March 31, 2026, Pure Beauty declared a dividend of HKD14,177,800 to its immediate holding company, which was eliminated on consolidation.